White Oak Select Growth Fund
Schedule of Investments
January 31, 2022 - (Unaudited)
323
COMMON STOCKS - 99.53% Shares Fair Value
COMMUNICATIONS - 18.56%
Internet Media & Services - 18.56%
Alphabet, Inc. - Class A
(a)
8,337 $ 22,560,506
Alphabet, Inc. - Class C
(a)
14,695 39,881,789
Meta Platforms, Inc. - Class A
(a)
68,150 21,348,669
83,790,964
CONSUMER DISCRETIONARY - 16.42%
E-Commerce Discretionary - 10.41%
Amazon.com, Inc.
(a)
15,705 46,981,036
Retail - Discretionary - 6.01%
Lowe's Cos., Inc. 114,390 27,150,467
FINANCIALS - 18.54%
Asset Management - 8.53%
Charles Schwab Corp. (The) 439,100 38,509,070
Banking - 5.12%
JPMorgan Chase & Co. 155,565 23,116,959
Institutional Financial Services - 0.88%
State Street Corp.
(b)
42,200 3,987,900
Insurance - 4.01%
Chubb Ltd. 91,890 18,128,059
HEALTH CARE - 17.38%
Biotech & Pharma - 10.05%
Amgen, Inc. 82,460 18,729,964
Novartis AG - ADR
(b)
134,060 11,651,155
Pfizer, Inc. 275,700 14,526,633
Viatris , Inc. 31,653 473,845
45,381,597
Health Care Facilities & Services - 2.87%
Laboratory Corp. of America Holdings
(a)
47,770 12,962,867
Medical Equipment & Devices - 4.46%
Alcon, Inc.
(b)
138,000 10,595,640
Zimmer Biomet Holdings, Inc. 77,390 9,520,518
20,116,158
REAL ESTATE - 2.43%
REIT - 2.43%
Digital Realty Trust, Inc.
(b)
73,490 10,966,913
TECHNOLOGY - 26.20%
Semiconductors - 15.36%
KLA Corp. 65,835 25,627,590
NXP Semiconductors NV 63,125 12,968,400
QUALCOMM, Inc. 122,300 21,495,448
Skyworks Solutions, Inc. 63,196 9,259,478
69,350,916

White Oak Select Growth Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
COMMON STOCKS - 99.53% (Continued) Shares Fair Value
TECHNOLOGY - 26.20% (Continued)
Software - 2.91%
Salesforce.com, Inc.
(a)
56,375 $ 13,114,516
Technology Hardware - 6.04%
Cisco Systems, Inc. 490,000 27,278,300
Technology Services - 1.89%
Cognizant Technology Solutions Corp. - Class A 100,000 8,542,000
TOTAL COMMON STOCKS  (Cost $207,097,134) 449,377,722
SHORT-TERM INVESTMENTS - 6.62% Shares Fair Value
COLLATERAL FOR SECURITIES LOANED - 6.62%
Mount Vernon Liquid Assets Portfolio, LLC, 0.11%
(c)
29,877,827 29,877,827
TOTAL SHORT-TERM INVESTMENTS (Cost $29,877,827) 29,877,827
TOTAL INVESTMENTS- 106.15% (Cost $236,974,961) 479,255,549
Liabilities in Excess of Other Assets - (6.15)% (27,781,282)
NET ASSETS - 100.00% $ 451,474,267
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $29,586,675 .
(c) Rate disclosed is the seven day effective yield as of January 31, 2022.
ADR - American Depositary Receipt.

Pin Oak Equity Fund
Schedule of Investments
January 31, 2022 - (Unaudited)
COMMON STOCKS - 99.17% Shares Fair Value
COMMUNICATIONS - 19.23%
Internet Media & Services - 19.23%
Alphabet, Inc. - Class A
(a)
2,085 $ 5,642,156
Alphabet, Inc. - Class C
(a)
7,589 20,596,318
Meta Platforms, Inc. - Class A
(a)
23,900 7,486,914
33,725,388
CONSUMER DISCRETIONARY - 24.53%
Automotive - 4.52%
Gentex Corp.
(b)
252,500 7,928,500
E-Commerce Discretionary - 13.03%
Amazon.com, Inc.
(a)
5,120 15,316,326
eBay, Inc. 125,500 7,538,785
22,855,111
Home Construction - 5.24%
M/I Homes, Inc.
(a)
103,901 5,505,714
Taylor Morrison Home Corp.
(a)
120,000 3,682,800
9,188,514
Leisure Facilities & Services - 1.74%
DraftKings , Inc. - Class A
(a)(b)
138,555 3,060,680
FINANCIALS - 14.30%
Asset Management - 7.52%
Charles Schwab Corp. (The) 150,351 13,185,783
Institutional Financial Services - 3.40%
Bank of New York Mellon Corp. (The)
(b)
100,745 5,970,149
Insurance - 3.38%
Assurant, Inc. 38,900 5,932,639
HEALTH CARE - 23.95%
Biotech & Pharma - 6.70%
Amgen, Inc. 18,500 4,202,090
Gilead Sciences, Inc. 37,085 2,546,998
GlaxoSmithKline PLC - ADR 111,760 5,009,083
11,758,171
Health Care Facilities & Services - 6.50%
McKesson Corp. 36,500 9,370,280
Quest Diagnostics, Inc. 15,000 2,025,300
11,395,580
Medical Equipment & Devices - 10.75%
Illumina, Inc.
(a)
19,655 6,856,057
Intuitive Surgical, Inc.
(a)
24,120 6,854,422
Medtronic PLC 49,845 5,158,459
18,868,938
TECHNOLOGY - 17.16%
Semiconductors - 4.10%
KLA Corp. 18,498 7,200,717
Technology Services - 13.06%
Amdocs Ltd. 81,587 6,191,638

Pin Oak Equity Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
COMMON STOCKS - 99.17% (Continued) Shares Fair Value
TECHNOLOGY - 17.16% (Continued)
Technology Services - 13.06% (Continued)
Paychex, Inc. 43,649 $ 5,140,106
PayPal Holdings, Inc.
(a)(b)
26,230 4,509,986
Visa, Inc. - Class A
(b)
31,220 7,061,027
22,902,757
TOTAL COMMON STOCKS  (Cost $95,504,166) 173,972,927
SHORT-TERM INVESTMENTS - 13.03% Shares Fair Value
COLLATERAL FOR SECURITIES LOANED - 13.03%
Mount Vernon Liquid Assets Portfolio, LLC, 0.11%
(c)
22,867,331 22,867,331
TOTAL SHORT-TERM INVESTMENTS (Cost $22,867,331) 22,867,331
TOTAL INVESTMENTS- 112.20% (Cost $118,371,497) 196,840,258
Liabilities in Excess of Other Assets - (12.20)% (21,399,979)
NET ASSETS - 100.00% $ 175,440,279
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $22,850,772 .
(c) Rate disclosed is the seven day effective yield as of January 31, 2022.
ADR - American Depositary Receipt.

Rock Oak Core Growth Fund
Schedule of Investments
January 31, 2022 - (Unaudited)
COMMON STOCKS - 99.42% Shares Fair Value
CONSUMER DISCRETIONARY - 17.24%
Automotive - 4.28%
Gentex Corp.
(a)
15,785 $ 495,649
Home Construction - 4.01%
PulteGroup, Inc.
(a)
8,820 464,726
Leisure Facilities & Services - 1.86%
DraftKings , Inc. - Class A
(a) (b)
9,745 215,267
Leisure Products - 2.85%
Thor Industries, Inc.
(a)
3,490 330,119
Wholesale - Discretionary - 4.24%
Pool Corp. 1,030 490,537
ENERGY - 2.30%
Renewable Energy - 2.30%
SolarEdge Technologies, Inc.
(a) (b)
1,120 266,806
FINANCIALS - 8.35%
Insurance - 8.35%
Assurant, Inc. 1,830 279,093
Hartford Financial Services Group, Inc. (The) 9,565 687,437
966,530
HEALTH CARE - 21.86%
Biotech & Pharma - 11.67%
Exelixis , Inc.
(b)
18,149 328,497
Jazz Pharmaceuticals PLC
(b)
3,655 507,716
Neurocrine Biosciences Inc.
(b)
3,080 243,382
Viatris , Inc. 18,120 271,256
1,350,851
Health Care Facilities & Services - 7.90%
Cardinal Health, Inc.
(a)
5,770 297,559
Medpace Holdings, Inc.
(b)
1,186 210,468
Quest Diagnostics, Inc. 3,015 407,085
915,112
Medical Equipment & Devices - 2.29%
Illumina, Inc.
(a) (b)
760 265,103
INDUSTRIALS - 13.85%
Aerospace & Defense - 2.85%
TransDigm Group, Inc.
(b)
535 329,661
Commercial Support Services - 3.45%
Republic Services, Inc. 3,130 399,576
Machinery - 7.55%
Colfax Corp.
(b)
10,855 446,358
Nordson Corp. 1,839 427,641
873,999

Rock Oak Core Growth Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
COMMON STOCKS - 99.42% (Continued) Shares Fair Value
MATERIALS - 4.80%
Construction Materials - 4.80%
Carlisle Cos., Inc. 2,485 $ 555,248
REAL ESTATE - 3.46%
REIT - 3.46%
CyrusOne , Inc.
(a)
4,465 401,180
TECHNOLOGY - 27.56%
Software - 1.77%
Citrix Systems, Inc. 2,015 205,409
Technology Hardware - 20.10%
F5, Inc.
(b)
2,820 585,488
NetApp, Inc.
(a)
5,805 502,191
Seagate Technology PLC 5,760 617,184
Ubiquiti Networks, Inc.
(a)
2,145 622,136
2,326,999
Technology Services - 5.69%
Amdocs Ltd. 2,475 187,828
Cognizant Technology Solutions Corp. - Class A 5,507 470,408
658,236
TOTAL COMMON STOCKS  (Cost $8,411,935) 11,511,008
SHORT-TERM INVESTMENTS - 29.89% Shares Fair Value
COLLATERAL FOR SECURITIES LOANED - 29.89%
Mount Vernon Liquid Assets Portfolio, LLC, 0.11%
(c)
3,461,351 3,461,351
TOTAL SHORT-TERM INVESTMENTS (Cost $3,461,351) 3,461,351
TOTAL INVESTMENTS- 129.31% (Cost $11,873,286) 14,972,359
Liabilities in Excess of Other Assets - (29.31)% (3,393,822)
NET ASSETS - 100.00% $ 11,578,537
(a) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $3,489,715 .
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of January 31, 2022.

River Oak Discovery Fund
Schedule of Investments
January 31, 2022 - (Unaudited)
COMMON STOCKS - 89.97% Shares Fair Value
COMMUNICATIONS - 2.78%
Advertising & Marketing - 1.17%
QuinStreet , Inc.
(a)
17,875 $ 287,609
Internet Media & Services - 1.61%
Eventbrite, Inc. - Class A
(a)
27,530 394,505
CONSUMER DISCRETIONARY - 13.81%
Consumer Services - 4.46%
Aaron's Co., Inc. (The) 3,000 63,510
Adtalem Global Education, Inc.
(a)
19,770 581,633
American Public Education, Inc.
(a)
21,012 449,447
1,094,590
Home Construction - 6.54%
M/I Homes, Inc.
(a)
14,386 762,314
Taylor Morrison Home Corp.
(a)
27,416 841,397
1,603,711
Retail - Discretionary - 2.81%
Asbury Automotive Group, Inc.
(a)
4,275 688,147
CONSUMER STAPLES - 3.24%
Household Products - 3.24%
Edgewell Personal Care Co.
(b)
17,322 793,348
FINANCIALS - 14.36%
Asset Management - 7.01%
AllianceBernstein Holding LP 21,518 1,010,270
Artisan Partners Asset Management, Inc. - Class A
(b)
16,381 707,823
1,718,093
Banking - 2.23%
Dime Community Bancshares, Inc. 15,671 547,858
Insurance - 3.68%
CNO Financial Group, Inc. 17,345 432,584
Selective Insurance Group, Inc. 5,960 470,244
902,828
Specialty Finance - 1.44%
PROG Holdings, Inc.
(a)(b)
8,850 352,319
INDUSTRIALS - 16.96%
Commercial Support Services - 7.77%
Barrett Business Services, Inc. 6,101 390,464
Korn Ferry 11,772 781,426
Vectrus , Inc
(a)
15,923 732,617
1,904,507
Electrical Equipment - 3.29%
Advanced Energy Industries, Inc.
(b)
9,353 806,041
Industrial Support Services - 1.87%
Applied Industrial Technologies, Inc. 4,694 459,918
Machinery - 3.19%
Kadant , Inc. 3,740 781,585

River Oak Discovery Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
COMMON STOCKS - 89.97% (Continued) Shares Fair Value
INDUSTRIALS - 16.96% (Continued)
Transportation Equipment - 0.84%
Meritor, Inc.
(a)
9,000 $ 207,450
TECHNOLOGY - 38.82%
Semiconductors - 18.42%
Cirrus Logic, Inc.
(a)
11,397 1,019,348
Cohu , Inc.
(a)
21,455 707,586
Diodes, Inc.
(a)
6,870 637,467
Kulicke & Soffa Industries, Inc.
(b)
19,620 1,073,018
Silicon Motion Technology Corp. - ADR 13,665 1,079,535
4,516,954
Software - 13.99%
Calix, Inc.
(a)(b)
14,095 708,697
Cerence , Inc.
(a)(b)
8,752 555,664
Cognyte Software Ltd.
(a)
22,970 249,224
Mandiant , Inc.
(a)(b)
34,558 521,480
NextGen Healthcare, Inc.
(a)
35,190 679,519
Verint Systems, Inc.
(a)(b)
13,948 715,951
3,430,535
Technology Services - 6.41%
CSG Systems International, Inc.
(b)
7,000 397,390
LiveRamp Holdings, Inc.
(a)(b)
11,920 532,228
Perficient , Inc.
(a)(b)
6,121 641,603
1,571,221
TOTAL COMMON STOCKS  (Cost $17,727,563) 22,061,219
SHORT-TERM INVESTMENTS - 25.44% Shares Fair Value
COLLATERAL FOR SECURITIES LOANED - 25.44%
Mount Vernon Liquid Assets Portfolio, LLC, 0.11%
(c)
6,236,681 6,236,681
TOTAL SHORT-TERM INVESTMENTS (Cost $6,236,681) 6,236,681
TOTAL INVESTMENTS- 115.41% (Cost $23,964,244) 28,297,900
Liabilities in Excess of Other Assets - (15.41)% (3,779,393)
NET ASSETS - 100.00% $ 24,518,507
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $6,323,883 .
(c) Rate disclosed is the seven day effective yield as of January 31, 2022.
ADR - American Depositary Receipt.

Red Oak Technology Select Fund
Schedule of Investments
January 31, 2022 - (Unaudited)
COMMON STOCKS - 99.54% Shares Fair Value
COMMUNICATIONS - 16.63%
Internet Media & Services - 16.63%
Alphabet, Inc. - Class A
(a)
5,517 $ 14,929,388
Alphabet, Inc. - Class C
(a)
17,636 47,863,575
Meta Platforms, Inc. - Class A
(a)
143,225 44,866,664
107,659,627
CONSUMER DISCRETIONARY - 10.58%
E-Commerce Discretionary - 10.58%
Amazon.com, Inc.
(a)
15,400 46,068,638
eBay, Inc. 374,030 22,467,982
68,536,620
REAL ESTATE - 2.32%
REIT - 2.32%
Digital Realty Trust, Inc. 100,770 15,037,907
TECHNOLOGY - 70.01%
Semiconductors - 23.50%
Broadcom, Inc. 42,220 24,735,854
Intel Corp. 557,915 27,237,410
KLA Corp. 73,809 28,731,629
NXP Semiconductors NV 113,550 23,327,712
QUALCOMM, Inc. 153,200 26,926,432
Skyworks Solutions, Inc. 145,135 21,265,180
152,224,217
Software - 21.51%
Akamai Technologies, Inc.
(a)(b)
136,780 15,668,149
Check Point Software Technologies Ltd.
(a)
64,700 7,829,347
Citrix Systems, Inc. 18,280 1,863,463
Microsoft Corp. 114,203 35,514,849
Oracle Corp. 332,371 26,975,230
Synopsys, Inc.
(a)
99,295 30,831,098
VMware, Inc. - Class A 160,470 20,617,186
139,299,322
Technology Hardware - 15.67%
Apple, Inc. 302,286 52,833,547
Cisco Systems, Inc. 609,245 33,916,669
NetApp, Inc. 170,690 14,766,392
101,516,608
Technology Services - 9.33%
Accenture PLC - Class A 47,580 16,823,337
Cognizant Technology Solutions Corp. - Class A 135,000 11,531,700
Global Payments, Inc. 93,157 13,962,371
Visa, Inc. - Class A
(b)
80,000 18,093,600
60,411,008
TOTAL COMMON STOCKS  (Cost $256,797,424) 644,685,309

Red Oak Technology Select Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
SHORT-TERM INVESTMENTS - 5.24% Shares Fair Value
COLLATERAL FOR SECURITIES LOANED - 5.24%
Mount Vernon Liquid Assets Portfolio, LLC, 0.11%
(c)
33,938,474 33,938,474
TOTAL SHORT-TERM INVESTMENTS (Cost $33,938,474) 33,938,474
TOTAL INVESTMENTS- 104.78% (Cost $290,735,898) 678,623,783
Liabilities in Excess of Other Assets - (4.78)% (30,946,178)
NET ASSETS - 100.00% $ 647,677,605
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $33,424,109 .
(c) Rate disclosed is the seven day effective yield as of January 31, 2022.

Black Oak Emerging Technology Fund
Schedule of Investments
January 31, 2022 - (Unaudited)
COMMON STOCKS - 98.52% Shares Fair Value
COMMUNICATIONS - 1.22%
Internet Media & Services - 1.22%
Meta Platforms, Inc. - Class A
(a)
2,525 $ 790,981
CONSUMER DISCRETIONARY - 5.14%
Automotive - 2.80%
Tesla, Inc.
(a)
1,939 1,816,300
Leisure Facilities & Services - 2.34%
DraftKings , Inc. - Class A
(a)(b)
68,740 1,518,467
ENERGY - 3.70%
Renewable Energy - 3.70%
SolarEdge Technologies, Inc.
(a)
10,055 2,395,302
HEALTH CARE - 3.46%
Medical Equipment & Devices - 3.46%
Illumina, Inc.
(a)
6,435 2,244,657
INDUSTRIALS - 9.10%
Electrical Equipment - 3.58%
Advanced Energy Industries, Inc.
(b)
26,957 2,323,154
Industrial Support Services - 2.11%
Applied Industrial Technologies, Inc. 14,000 1,371,720
Machinery - 3.41%
Nordson Corp. 9,500 2,209,130
TECHNOLOGY - 75.90%
Information Technology - 2.27%
Paylocity Holdings Corp.
(a)(b)
7,220 1,472,736
Semiconductors - 33.38%
Ambarella , Inc.
(a)
16,604 2,327,051
Cirrus Logic, Inc.
(a)
33,492 2,995,525
Cohu , Inc.
(a)(b)
59,077 1,948,359
Diodes, Inc.
(a)
25,770 2,391,198
KLA Corp. 7,590 2,954,559
Kulicke & Soffa Industries, Inc.
(b)
49,645 2,715,085
Lam Research Corp.
(b)
2,785 1,642,927
QUALCOMM, Inc. 15,497 2,723,753
Silicon Motion Technology Corp. - ADR 24,734 1,953,986
21,652,443
Software - 19.58%
Calix, Inc.
(a)(b)
16,424 825,799
Citrix Systems, Inc. 7,595 774,234
Cognyte Software Ltd.
(a)
32,933 357,323
Concentrix Corp. 12,000 2,411,880
Fortinet, Inc.
(a)(b)
4,160 1,236,518
NextGen Healthcare, Inc.
(a)
88,315 1,705,363
Palo Alto Networks, Inc.
(a)
4,125 2,134,275
Salesforce.com, Inc.
(a)
7,480 1,740,072

Black Oak Emerging Technology Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
COMMON STOCKS - 98.52% (Continued) Shares Fair Value
TECHNOLOGY - 75.90% (Continued)
Software - 19.58% (Continued)
Verint Systems, Inc.
(a)(b)
29,477 $ 1,513,055
12,698,519
Technology Hardware - 10.35%
Apple, Inc. 20,120 3,516,573
F5, Inc.
(a)(b)
7,705 1,599,712
SYNNEX Corp. 4,000 418,280
Ubiquiti Networks, Inc.
(b)
4,067 1,179,593
6,714,158
Technology Services - 10.32%
Cognizant Technology Solutions Corp. - Class A 9,600 820,032
CSG Systems International, Inc.
(b)
10,000 567,700
Jack Henry & Associates, Inc.
(b)
8,120 1,362,617
PayPal Holdings, Inc.
(a)
10,750 1,848,355
Perficient , Inc.
(a)(b)
11,652 1,221,363
Science Applications International Corp. 10,665 874,850
6,694,917
TOTAL COMMON STOCKS  (Cost $32,048,436) 63,902,484
SHORT-TERM INVESTMENTS - 32.27% Shares Fair Value
COLLATERAL FOR SECURITIES LOANED - 32.27%
Mount Vernon Liquid Assets Portfolio, LLC, 0.11%
(c)
20,931,936 20,931,936
TOTAL SHORT-TERM INVESTMENTS (Cost $20,931,936) 20,931,936
TOTAL INVESTMENTS- 130.79% (Cost $52,980,372) 84,834,420
Liabilities in Excess of Other Assets - (30.79)% (19,969,209)
NET ASSETS - 100.00% $ 64,865,211
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $21,487,438 .
(c) Rate disclosed is the seven day effective yield as of January 31, 2022.
ADR - American Depositary Receipt.

Live Oak Health Sciences Fund
Schedule of Investments
January 31, 2022 - (Unaudited)
COMMON STOCKS - 99.78% Shares Fair Value
HEALTH CARE - 99.78%
Biotech - 21.46%
Amgen, Inc. 10,240 $ 2,325,914
Biogen, Inc.
(a)
5,006 1,131,356
Exelixis , Inc.
(a)
66,265 1,199,396
Gilead Sciences, Inc. 15,390 1,056,985
Regeneron Pharmaceuticals, Inc.
(a)
2,855 1,737,524
United Therapeutics Corp.
(a)
13,650 2,755,526
Vertex Pharmaceuticals, Inc.
(a)
4,315 1,048,761
11,255,462
Health Care Services - 7.82%
Charles River Laboratories International, Inc.
(a)
5,073 1,672,872
Medpace Holdings, Inc.
(a)
5,671 1,006,376
Quest Diagnostics, Inc. 10,545 1,423,786
4,103,034
Health Care Supply Chain - 18.00%
AmerisourceBergen Corp. 14,440 1,966,728
Cardinal Health, Inc. 28,409 1,465,052
Cigna Corp. 12,487 2,877,754
McKesson Corp. 12,216 3,136,092
9,445,626
Large Pharmaceuticals - 10.23%
GlaxoSmithKline PLC - ADR 33,490 1,501,022
Johnson & Johnson 7,688 1,324,566
Merck & Co., Inc. 18,800 1,531,824
Novartis AG - ADR 11,600 1,008,156
5,365,568
Life Science & Diagnostics - 7.01%
Illumina, Inc.
(a)
5,035 1,756,309
Thermo Fisher Scientific, Inc. 3,300 1,918,290
3,674,599
Managed Care - 13.45%
Anthem, Inc. 5,415 2,387,961
Humana, Inc. 2,500 981,250
UnitedHealth Group, Inc. 7,800 3,686,046
7,055,257
Medical Devices - 9.49%
Medtronic PLC 18,746 1,940,023
Stryker Corp. 7,060 1,751,233
Zimmer Biomet Holdings, Inc. 10,460 1,286,789
4,978,045
Medical Equipment - 7.50%
Alcon, Inc. 28,995 2,226,236
Intuitive Surgical, Inc.
(a)
6,015 1,709,343
3,935,579
Specialty & Generic Pharmaceuticals - 4.82%
Jazz Pharmaceuticals PLC
(a)
12,140 1,686,367

Live Oak Health Sciences Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
COMMON STOCKS - 99.78% (Continued) Shares Fair Value
HEALTH CARE - 99.78% (Continued)
Specialty & Generic Pharmaceuticals - 4.82% (Continued)
Neurocrine Biosciences Inc.
(a)
10,706 $ 845,988
2,532,355
TOTAL COMMON STOCKS  (Cost $34,247,829) 52,345,525
SHORT-TERM INVESTMENTS - 30.97%
COLLATERAL FOR SECURITIES LOANED - 30.97%
Mount Vernon Liquid Assets Portfolio, LLC, 0.11%
(b)
16,248,796 16,248,796
TOTAL SHORT-TERM INVESTMENTS (Cost $16,248,796) 16,248,796
TOTAL INVESTMENTS- 130.75% (Cost $50,496,625) 68,594,321
Liabilities in Excess of Other Assets - (30.75)% (16,130,320)
NET ASSETS - 100.00% $ 52,464,001
(a) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $16,028,365 .
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of January 31, 2022.
ADR - American Depositary Receipt.